Leases (Tables)	12 Months Ended
Dec. 31, 2022
Leases
Lease expense
(Dollars in thousands)
December 31, 2022

Operating lease cost	$888

Other information:
Cash paid for amounts included in the measurement of lease liabilities	873
Operating cash flows from operating leases	-
Right-of-use assets obtained in exchange for new lease liabilities - operating leases	1,726
Weighted-average remaining lease term - operating leases	9.26
Weighted-average discount rate - operating leases	2.23%

Maturity analysis of operating lease liabilities
(Dollars in thousands)

Maturity Analysis of Operating Lease Liabilities:	December 31, 2022

2023	$805
2024	750
2025	694
2026	577
2027	528
Thereafter	2,418
Total	5,727
Less: Imputed Interest	(542)
Operating Lease Liability	$5,185